Restricted cash and restricted time deposit (Details)				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Cash restricted for specific business operations CNY	Dec. 31, 2011 Cash restricted for specific business operations CNY	Dec. 31, 2012 Cash restricted as collateral CNY	Dec. 31, 2011 Cash restricted as collateral CNY
Restricted cash and restricted time deposit
Restricted cash	$ 143,089,546	891,462,180	535,500,431			55,044,000	158,077	836,418,180	535,342,354
Restricted Time Deposit non-current	$ 1,254,306	7,814,450	125,717,425			7,814,450			125,717,425
Term of time deposit				1 year	3 years